Note 15 - Fair Value Measurement (Details) - Changes in Level 3 Liabilities Measured at Fair Value on Recurring Basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accrued and Other Long-term Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 129,598	$ 177,927
Conversions	(88,333)	(221,768)
Total realized and unrealized gains or losses	(41,265)	(50,809)
Balance		129,598
Common Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	129,598	177,927
Conversions	(88,333)	(221,768)
Total realized and unrealized gains or losses	$ (41,265)	(50,809)
Balance		$ 129,598